Growth Stock Portfolio

SCHEDULE OF INVESTMENTS

September 30, 2021 (unaudited)

Common Stocks (99.7%)	Shares/ Par +	Value $ (000’s)
Communication Services (26.2%)
Alphabet, Inc. - Class A *	8,435	22,551
Alphabet, Inc. - Class C *	37,505	99,963
Facebook, Inc. - Class A *	288,135	97,790
Netflix, Inc. *	48,173	29,402
Pinterest, Inc. *	203,897	10,389
Roku, Inc. *	6,435	2,016
Sea, Ltd. *	113,787	36,267
Snap, Inc. *	417,679	30,854
Spotify Technology SA *	21,022	4,737
Tencent Holdings, Ltd.	241,100	14,137
T-Mobile US, Inc. *	24,939	3,186
The Walt Disney Co. *	41,733	7,060

Total		358,352

Consumer Discretionary (18.6%)
Alibaba Group Holding, Ltd., ADR *	41,007	6,071
Amazon.com, Inc. *	43,261	142,114
Booking Holdings, Inc. *	3,229	7,665
Carvana Co. *	63,521	19,154
Chipotle Mexican Grill, Inc. *	6,485	11,787
Coupang, Inc. *	82,118	2,287
Delivery Hero SE *	17,769	2,276
Dollar General Corp.	44,821	9,508
DoorDash, Inc. *	64,359	13,257
Lululemon Athletica, Inc. *	30,532	12,356
NIKE, Inc. - Class B	77,380	11,238
Ross Stores, Inc.	100,242	10,911
Starbucks Corp.	32,336	3,567
The TJX Cos., Inc.	36,024	2,377

Total		254,568

Financials (2.9%)
The Charles Schwab Corp.	89,365	6,509
Chubb, Ltd.	23,077	4,003
The Goldman Sachs Group, Inc.	40,216	15,203
Marsh & McLennan Cos., Inc.	17,394	2,634
MSCI, Inc.	3,149	1,916
S&P Global, Inc.	22,654	9,626

Total		39,891

Health Care (10.4%)
Align Technology, Inc. *	3,831	2,549

Common Stocks (99.7%)	Shares/ Par +	Value $ (000’s)
Health Care continued
AstraZeneca PLC, ADR	59,602	3,580
Danaher Corp.	55,891	17,016
Dentsply Sirona, Inc.	56,900	3,303
Eli Lilly & Co.	63,815	14,745
Exact Sciences Corp. *	1,739	166
HCA Healthcare, Inc.	50,545	12,268
Humana, Inc.	10,889	4,238
Intuitive Surgical, Inc. *	24,187	24,046
Stryker Corp.	41,844	11,035
Teleflex, Inc.	9,766	3,677
Thermo Fisher Scientific, Inc.	15,076	8,613
UnitedHealth Group, Inc.	60,957	23,818
Veeva Systems, Inc. - Class A *	16,700	4,812
Zoetis, Inc.	41,971	8,148

Total		142,014

Industrials (2.0%)
Cintas Corp.	4,660	1,774
Copart, Inc. *	26,925	3,735
CoStar Group, Inc. *	74,350	6,399
Equifax, Inc.	7,583	1,922
General Electric Co.	44,262	4,560
Roper Technologies, Inc.	14,081	6,282
TransUnion	21,730	2,440

Total		27,112

Information Technology (39.2%)
Advanced Micro Devices, Inc. *	134,159	13,805
Affirm Holdings, Inc. *	71,172	8,479
Apple, Inc.	476,444	67,417
ASML Holding NV	16,887	12,583
Atlassian Corp. PLC *	18,407	7,205
Bill.com Holdings, Inc. *	21,080	5,627
Coupa Software, Inc. *	14,196	3,111
CrowdStrike Holdings, Inc. *	7,863	1,932
Datadog, Inc. *	23,520	3,324
DocuSign, Inc. *	31,269	8,050
Fidelity National Information Services, Inc.	27,388	3,333
Fiserv, Inc. *	106,686	11,575
Fortinet, Inc. *	29,598	8,644
Global Payments, Inc.	77,306	12,182
Intuit, Inc.	55,288	29,828
Marvell Technology, Inc.	91,033	5,490

Common Stocks (99.7%)	Shares/ Par +	Value $ (000’s)
Information Technology continued
Mastercard, Inc. - Class A	82,020	28,517
Microsoft Corp.	290,699	81,954
MongoDB, Inc. *	19,870	9,369
Monolithic Power Systems	9,971	4,833
NVIDIA Corp.	115,390	23,904
Paycom Software, Inc. *	3,420	1,695
PayPal Holdings, Inc. *	123,435	32,119
salesforce.com, Inc. *	16,771	4,549
ServiceNow, Inc. *	56,574	35,204
Shopify, Inc. *	7,542	10,225
Snowflake, Inc. *	8,434	2,551
Square, Inc. - Class A *	54,013	12,954
Synopsys, Inc. *	44,497	13,323
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	42,858	4,785
TE Connectivity, Ltd.	17,408	2,389
Texas Instruments, Inc.	39,357	7,565
Toast, Inc. *	5,703	285
Twilio, Inc. - Class A *	7,741	2,470
Visa, Inc. - Class A	196,529	43,777
Zoom Video Communications, Inc. *	41,244	10,785

Total		535,838

Materials (0.4%)
Linde PLC	12,154	3,566
The Sherwin-Williams Co.	3,404	952

Total		4,518

Total Common Stocks (Cost: $835,616)		1,362,293

Short-Term Investments (0.4%)
Money Market Funds (0.4%)
State Street Institutional U.S. Government Money Market Fund - Premier Class 0.030% #	5,843,848	5,844

Total		5,844

Total Short-Term Investments (Cost: $5,844)		5,844

Growth Stock Portfolio

Short-Term Investments (0.4%)	Shares/ Par +	Value $ (000’s)
Money Market Funds continued

Total Investments (100.1%) (Cost: $841,460)@		1,368,137

Other Assets, Less Liabilities (-0.1%)		(1,677)

Net Assets (100.0%)		1,366,460

+	All par is stated in U.S. Dollar unless otherwise noted.
*	Non income producing
#	7-Day yield as of 9/30/2021.
@

At September 30, 2021, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $841,460 and the net unrealized appreciation of investments based on that cost was $526,677 which is comprised of $545,803 aggregate gross unrealized appreciation and $19,126 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s Investments at September 30, 2021.

	Valuation Inputs

Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Common Stocks
Communication Services	$344,215	$14,137	$—
Consumer Discretionary	252,292	2,276	—
All Others	749,373	—	—
Short-Term Investments	5,844	—	—

Total Assets:	$1,351,724	$16,413	$—

Abbreviations

Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
EXE	Security receives collateral principal and interest paid which exceeds the amount of principal and income obligated to all bonds in the deal.
IO	Interest Only Security
PO	Principal Only Security
GDR	Global Depositary Receipt
GO	General Obligation
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
ICE	Intercontinental Exchange
SONIO	Sterling Overnight Interbank Average Rate
DAC	Designated Activity Company
TBA	To Be Announced
OIS	Overnight Index Swaps
DIFC	Dubai International Financial Centre
EURIBOR	Euro Interbank Offered Rate

Currency Abbreviations
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan Renminbi - Offshore
CNY	Chinese Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KES	Kenyan Shilling
KRW	South Korean Won
MXN	Mexican New Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippines Peso
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
THB	Thai Baht
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand